Financial instruments - risk management (Details 4) - Liquidity risk [member] - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Total
Government and research loans [member]
IfrsStatementLineItems [Line Items]
Total
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	2,211	1,225
Not later than three months [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total	1,986	1,178	1,173
Not later than three months [member] | Deferred considerations [member]
IfrsStatementLineItems [Line Items]
Total	178
Not later than three months [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Total
Not later than three months [member] | Finance Lease [member]
IfrsStatementLineItems [Line Items]
Total	47	47	49
Not later than three months [member] | Government and research loans [member]
IfrsStatementLineItems [Line Items]
Total			1,222
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	1,154	141
Later than three months and not later than one year [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than three months and not later than one year [member] | Deferred considerations [member]
IfrsStatementLineItems [Line Items]
Total	533
Later than three months and not later than one year [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Total	479
Later than three months and not later than one year [member] | Finance Lease [member]
IfrsStatementLineItems [Line Items]
Total	142	141	140
Later than three months and not later than one year [member] | Government and research loans [member]
IfrsStatementLineItems [Line Items]
Total			140
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	822	189
Later than one year and not later than two years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | Deferred considerations [member]
IfrsStatementLineItems [Line Items]
Total	711
Later than one year and not later than two years [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | Finance Lease [member]
IfrsStatementLineItems [Line Items]
Total	111	189	188
Later than one year and not later than two years [member] | Government and research loans [member]
IfrsStatementLineItems [Line Items]
Total			188
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	711	112
Later than two years and not later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than five years [member] | Deferred considerations [member]
IfrsStatementLineItems [Line Items]
Total	711
Later than two years and not later than five years [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than five years [member] | Finance Lease [member]
IfrsStatementLineItems [Line Items]
Total		112	254
Later than two years and not later than five years [member] | Government and research loans [member]
IfrsStatementLineItems [Line Items]
Total			254
Later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than five years [member] | Deferred considerations [member]
IfrsStatementLineItems [Line Items]
Total
Later than five years [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Total
Later than five years [member] | Finance Lease [member]
IfrsStatementLineItems [Line Items]
Total